Average Annual Total Returns			12 Months Ended
		Oct. 31, 2024	Dec. 31, 2023
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	17.75%
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.36%	17.75%
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.13%	10.51%
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.28%	23.31%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.37%	12.34%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.22%	12.34%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	7.31%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.28%	23.31%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.78%	14.73%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.78%	14.73%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	8.72%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)_1
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.26%	23.31%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.